Consolidated Statement of Changes in Shareholders' Equity (CAD) In Millions	Total		Common shares [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]
Shareholders' equity, beginning balance at Dec. 31, 2010	11,284		4,252	(1,709)	8,741
Shareholders', common share, beginning balance (in shares) at Dec. 31, 2010	918.7		918.7
Net income	2,457				2,457
Stock options exercised and other (in shares)	5.3		5.3
Stock options exercised and other	74		74
Number of shares repurchased through buyback programs (in shares)	(39.8)	[1]	(39.8)
Value of shares repurchased	(1,420)		(185)		(1,235)
Other comprehensive income (loss)	(1,130)			(1,130)
Dividends	(585)				(585)
Shareholders' equity, ending balance at Dec. 31, 2011	10,680		4,141	(2,839)	9,378
Shareholders', common share, ending balance (in shares) at Dec. 31, 2011	884.2		884.2
Net income	2,680				2,680
Stock options exercised and other (in shares)	6.4		6.4
Stock options exercised and other	128		128
Number of shares repurchased through buyback programs (in shares)	(33.8)	[1]	(33.8)
Value of shares repurchased	(1,400)		(161)		(1,239)
Other comprehensive income (loss)	(418)			(418)
Dividends	(652)				(652)
Shareholders' equity, ending balance at Dec. 31, 2012	11,018		4,108	(3,257)	10,167
Shareholders', common share, ending balance (in shares) at Dec. 31, 2012	856.8		856.8
Net income	2,612				2,612
Stock options exercised and other (in shares)	1.4		1.4
Stock options exercised and other	40		40
Number of shares repurchased through buyback programs (in shares)	(27.6)	[1]	(27.6)
Value of shares repurchased	(1,400)		(133)		(1,267)
Other comprehensive income (loss)	1,407			1,407
Dividends	(724)				(724)
Shareholders' equity, ending balance at Dec. 31, 2013	12,953		4,015	(1,850)	10,788
Shareholders', common share, ending balance (in shares) at Dec. 31, 2013	830.6		830.6

[1]	Includes common shares purchased in the first and fourth quarters of 2013, 2012 and 2011 pursuant to private agreements between the Company and arm’s-length third-party sellers.